CAPITAL STOCK - Summary of Long-Term Performance Awards Activity (Detail) - Long-Term Performance Awards	12 Months Ended
Jan. 03, 2015 $ / shares shares
Share Units
Non-vested, Beginning Balance (in shares)	852,949
Granted (in shares)	299,150
Vested (in shares)	(87,017)
Forfeited (in shares)	(217,109)
Non-vested, Ending Balance (in shares)	847,973
Weighted Average Grant Date Fair Value
Non-vested, Beginning Balance (USD per share) | $ / shares	$ 71.70
Granted (USD per share) | $ / shares	75.13
Vested (USD per share) | $ / shares	68.97
Forfeited (USD per share) | $ / shares	69.50
Non-vested, Ending Balance (USD per share) | $ / shares	$ 73.76